INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current Assets	$ 3,919,325	$ 3,544,325
Non-current Assets	12,741,985	12,483,994	$ 11,928,649
Total Joint Arrangement Assets	16,661,310	16,028,319	15,860,030
Current Liabilities	1,429,642	1,097,593
Non-current Liabilities	7,413,164	7,515,091
Equity	7,818,504	7,415,635	7,369,415	$ 7,338,971
Total Joint Arrangement Liabilities	16,661,310	16,028,319
Income	6,349,761	4,732,869	5,329,214
Joint Arrangement Net Income (Loss)	1,031,599	25,305	61,970
Other comprehensive income	(179,964)	(230,012)	(30,029)
Comprehensive income	851,635	(204,707)	$ 31,941
Dividends	3,288	4,357
Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Current Assets	0	8,050
Non-current Assets	0	3,747
Total Joint Arrangement Assets	0	11,797
Investment Assets	0	3,197
Current Liabilities	0	4,995
Non-current Liabilities	0	408
Equity	0	6,394
Total Joint Arrangement Liabilities	0	11,797
Income	0	18,944
Expenses	0	(17,904)
Joint Arrangement Net Income (Loss)	0	1,040
Other comprehensive income	0	0
Comprehensive income	0	1,040
Dividends	0	0
Eka Chile S.A [Member]
Statement [Line Items]
Current Assets	16,083	16,551
Non-current Assets	38,056	35,599
Total Joint Arrangement Assets	54,139	52,150
Investment Assets	22,123	21,607
Current Liabilities	4,980	4,154
Non-current Liabilities	4,913	4,782
Equity	44,246	43,214
Total Joint Arrangement Liabilities	54,139	52,150
Income	42,788	39,136
Expenses	(40,568)	(35,177)
Joint Arrangement Net Income (Loss)	2,220	3,959
Other comprehensive income	0	0
Comprehensive income	2,220	3,959
Dividends	594	2,894
Sonae Arauco S.A. [Member]
Statement [Line Items]
Current Assets	288,650	258,058
Non-current Assets	699,984	765,712
Total Joint Arrangement Assets	988,634	1,023,770
Net assets	179,027	157,552
Net asset adjustment (Goodwill)	24,477	26,640
Investment Assets	203,504	184,192
Current Liabilities	334,620	276,127
Non-current Liabilities	247,006	379,260
Equity	407,008	368,383
Total Joint Arrangement Liabilities	988,634	1,023,770
Income	1,153,385	808,895
Expenses	(1,082,798)	(812,600)
Joint Arrangement Net Income (Loss)	70,587	(3,705)
Other comprehensive income	0	0
Comprehensive income	70,587	(3,705)
Dividends	0	0
Agrícola El Paque SpA [Member]
Statement [Line Items]
Current Assets	1,493	4,562
Non-current Assets	15,455	5,782
Total Joint Arrangement Assets	16,948	10,344
Investment Assets	6,293	5,138
Current Liabilities	201	69
Non-current Liabilities	4,162	0
Equity	12,585	10,275
Total Joint Arrangement Liabilities	16,948	10,344
Income	0	0
Expenses	(47)	(1)
Joint Arrangement Net Income (Loss)	47	1
Other comprehensive income	0	0
Comprehensive income	47	1
Dividends	0	0
Parque Eólico Ovejera del Sur SpA [Member]
Statement [Line Items]
Current Assets	2,431	367
Non-current Assets	24	2,057
Total Joint Arrangement Assets	2,455	2,424
Investment Assets	1,185	1,199
Current Liabilities	86	27
Non-current Liabilities		0
Equity	2,369	2,398
Total Joint Arrangement Liabilities	2,455	2,425
Income	0	0
Expenses	(21)	(155)
Joint Arrangement Net Income (Loss)	(21)	(155)
Other comprehensive income	0	0
Comprehensive income	(21)	(155)
Dividends	0	0
E2E S.A. [Member]
Statement [Line Items]
Current Assets	8,138	9,196
Non-current Assets	28,357	27,045
Total Joint Arrangement Assets	36,495	36,241
Investment Assets	16,162	15,301
Current Liabilities	1,094	4,233
Non-current Liabilities	3,078	1,407
Equity	32,323	30,601
Total Joint Arrangement Liabilities	36,495	36,241
Income	743	1,095
Expenses	(11,133)	(5,579)
Joint Arrangement Net Income (Loss)	(10,390)	(4,484)
Other comprehensive income	0	0
Comprehensive income	(10,390)	(4,484)
Dividends	0	0
Agricola San Geratdo SpA [Member]
Statement [Line Items]
Current Assets	765	603
Non-current Assets	4,929	3,859
Total Joint Arrangement Assets	5,694	4,462
Investment Assets	1,754	2,038
Current Liabilities	61	387
Non-current Liabilities	2,125	0
Equity	3,508	4,075
Total Joint Arrangement Liabilities	5,694	4,462
Income	0	0
Expenses	(52)	(319)
Joint Arrangement Net Income (Loss)	(52)	(319)
Other comprehensive income	0	0
Comprehensive income	(52)	(319)
Dividends	0	0
Agrícola Fresno SpA [Member]
Statement [Line Items]
Current Assets	15,663	0
Non-current Assets	10,485	0
Total Joint Arrangement Assets	26,148	0
Investment Assets	11,918	0
Current Liabilities	88	0
Non-current Liabilities	2,225	0
Equity	23,835	0
Total Joint Arrangement Liabilities	26,148	0
Income	0	0
Expenses	(49)	0
Joint Arrangement Net Income (Loss)	(49)	0
Other comprehensive income	0	0
Comprehensive income	(49)	0
Dividends	$ 0	$ 0